Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,153)	$ (620)
Total property and equipment, net	190,962	152,645
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,449	7,277
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76,165	57,362
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,357	9,581
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	50,824	78,174
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,320	$ 871